Equity Income Portfolio
Schedule of Investments (unaudited)
As of September 30, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (97.1%)
Communication Services (1.1%)
Verizon Communications Inc.	277,610	8,997
Comcast Corp. Class A	129,532	5,743
TEGNA Inc.	230,025	3,352
AT&T Inc.	122,107	1,834
Sinclair Inc.	14,415	162
		20,088
Consumer Discretionary (5.1%)
Home Depot Inc.	114,759	34,676
TJX Cos. Inc.	133,593	11,874
Lennar Corp. Class A	104,192	11,693
Tractor Supply Co.	50,028	10,158
McDonald's Corp.	24,041	6,333
Williams-Sonoma Inc.	31,052	4,826
Macy's Inc.	315,178	3,659
Tapestry Inc.	121,909	3,505
Travel & Leisure Co.	92,002	3,379
Best Buy Co. Inc.	30,026	2,086
Starbucks Corp.	20,271	1,850
Bloomin' Brands Inc.	47,390	1,165
		95,204
Consumer Staples (13.3%)
Procter & Gamble Co.	252,324	36,804
Philip Morris International Inc.	335,348	31,047
Archer-Daniels-Midland Co.	280,897	21,185
Unilever plc ADR	402,642	19,891
Keurig Dr Pepper Inc.	615,113	19,419
Pernod Ricard SA	94,524	15,737
Kenvue Inc.	735,828	14,775
Walmart Inc.	91,361	14,611
Kellogg Co.	222,978	13,269
Coca-Cola Co.	160,175	8,967
Kimberly-Clark Corp.	72,110	8,715
PepsiCo Inc.	51,298	8,692
Mondelez International Inc. Class A	117,089	8,126
Altria Group Inc.	165,752	6,970
Kroger Co.	108,974	4,877
Hershey Co.	23,224	4,647
Target Corp.	34,290	3,791
Ingredion Inc.	36,724	3,614
Colgate-Palmolive Co.	37,919	2,696
Nu Skin Enterprises Inc. Class A	42,572	903

	Shares	Market Value ($000)
Medifast Inc.	2,810	210
		248,946
Energy (11.1%)
ConocoPhillips	429,900	51,502
EOG Resources Inc.	333,416	42,264
Exxon Mobil Corp.	165,315	19,438
Diamondback Energy Inc.	108,143	16,749
Chevron Corp.	98,598	16,625
Coterra Energy Inc.	581,814	15,738
Phillips 66	98,685	11,857
Enbridge Inc.	345,689	11,466
Marathon Petroleum Corp.	49,285	7,459
Valero Energy Corp.	47,849	6,781
Schlumberger NV	74,637	4,351
APA Corp.	104,443	4,292
		208,522
Financials (19.2%)
JPMorgan Chase & Co.	475,942	69,021
MetLife Inc.	388,456	24,438
Chubb Ltd.	102,312	21,299
Regions Financial Corp.	1,147,789	19,742
Raymond James Financial Inc.	192,595	19,342
Morgan Stanley	221,509	18,091
M&T Bank Corp.	142,816	18,059
American International Group Inc.	280,150	16,977
Intercontinental Exchange Inc.	148,441	16,332
Royal Bank of Canada	172,327	15,060
PNC Financial Services Group Inc.	118,939	14,602
Bank of America Corp.	460,899	12,619
Wells Fargo & Co.	266,671	10,896
Fidelity National Information Services Inc.	160,980	8,897
Citigroup Inc.	166,474	6,847
Ameriprise Financial Inc.	16,599	5,472
Goldman Sachs Group Inc.	16,718	5,410
Bank of New York Mellon Corp.	106,863	4,558
Discover Financial Services	49,636	4,300
MGIC Investment Corp.	240,483	4,014
CNO Financial Group Inc.	165,006	3,916
Corebridge Financial Inc.	195,061	3,853
Assured Guaranty Ltd.	63,655	3,852
Synchrony Financial	124,238	3,798
Hartford Financial Services Group Inc.	53,052	3,762
Popular Inc.	56,218	3,542
Navient Corp.	199,144	3,429
SLM Corp.	245,652	3,346
American Financial Group Inc.	27,090	3,025
Travelers Cos. Inc.	13,368	2,183
US Bancorp	45,606	1,508
First BanCorp (XNYS)	100,241	1,349
Jackson Financial Inc. Class A	33,274	1,272
Reinsurance Group of America Inc.	8,569	1,244
BlackRock Inc.	1,846	1,194
Heartland Financial USA Inc.	29,014	854
East West Bancorp Inc.	15,347	809
WesBanco Inc.	31,076	759
Banner Corp.	16,264	689
Comerica Inc.	7,300	303

	Shares	Market Value ($000)
Progressive Corp.	2,062	287
		360,950
Health Care (14.1%)
Merck & Co. Inc.	447,776	46,099
Johnson & Johnson	288,682	44,962
Pfizer Inc.	1,329,641	44,104
UnitedHealth Group Inc.	36,606	18,456
Gilead Sciences Inc.	236,986	17,760
AbbVie Inc.	109,562	16,331
Becton Dickinson and Co.	57,167	14,779
AstraZeneca plc ADR	198,027	13,410
Elevance Health Inc.	27,786	12,099
Roche Holding AG	42,609	11,632
Amgen Inc.	40,061	10,767
CVS Health Corp.	114,106	7,967
Bristol-Myers Squibb Co.	71,738	4,164
Medtronic plc	22,429	1,758
Baxter International Inc.	9,537	360
		264,648
Industrials (10.4%)
General Dynamics Corp.	106,953	23,633
Emerson Electric Co.	169,216	16,341
Johnson Controls International plc	306,452	16,306
RTX Corp.	193,060	13,895
Siemens AG (Registered)	90,096	12,876
Honeywell International Inc.	63,312	11,696
Eaton Corp. plc	54,072	11,533
Canadian National Railway Co.	105,735	11,450
Caterpillar Inc.	39,491	10,781
Union Pacific Corp.	46,035	9,374
Automatic Data Processing Inc.	35,080	8,440
L3Harris Technologies Inc.	46,739	8,138
United Parcel Service Inc. Class B (XNYS)	50,128	7,813
Lockheed Martin Corp.	19,022	7,779
PACCAR Inc.	68,474	5,822
3M Co.	60,445	5,659
Ryder System Inc.	36,769	3,932
Apogee Enterprises Inc.	79,634	3,749
ManpowerGroup Inc.	46,843	3,435
Cummins Inc.	11,252	2,571
Oshkosh Corp.	3,947	377
		195,600
Information Technology (8.8%)
Cisco Systems Inc.	730,846	39,290
Broadcom Inc.	43,219	35,897
QUALCOMM Inc.	236,304	26,244
NXP Semiconductors NV	63,805	12,756
Corning Inc.	417,711	12,728
TE Connectivity Ltd.	84,917	10,490
Analog Devices Inc.	54,780	9,591
Texas Instruments Inc.	26,529	4,218
HP Inc.	160,689	4,130
Dell Technologies Inc. Class C	58,948	4,061
Intel Corp.	95,925	3,410
International Business Machines Corp.	17,604	2,470
NetApp Inc.	2,159	164
		165,449

		Shares	Market Value ($000)
Materials (4.2%)
	Rio Tinto plc ADR	318,810	20,289
	LyondellBasell Industries NV Class A	128,838	12,201
	Barrick Gold Corp. (XTSE)	781,867	11,376
	PPG Industries Inc.	77,501	10,060
	Celanese Corp.	64,756	8,128
	CF Industries Holdings Inc.	59,047	5,063
	Reliance Steel & Aluminum Co.	16,878	4,426
	Steel Dynamics Inc.	32,768	3,513
	Worthington Industries Inc.	49,993	3,091
			78,147
Real Estate (2.2%)
	Crown Castle Inc.	163,893	15,083
	Welltower Inc.	143,382	11,746
	Host Hotels & Resorts Inc.	621,494	9,988
	Weyerhaeuser Co.	121,700	3,731
			40,548
Utilities (7.6%)
	American Electric Power Co. Inc.	309,388	23,272
	Exelon Corp.	503,587	19,031
	NextEra Energy Inc.	304,728	17,458
	Sempra	234,887	15,979
	Atmos Energy Corp.	144,048	15,259
	Dominion Energy Inc.	265,290	11,850
	Vistra Corp.	144,925	4,809
	Xcel Energy Inc.	79,016	4,521
	WEC Energy Group Inc.	54,786	4,413
	Public Service Enterprise Group Inc.	74,853	4,260
	PPL Corp.	166,912	3,932
	Evergy Inc.	73,459	3,724
	National Fuel Gas Co.	69,773	3,622
	Eversource Energy	62,077	3,610
	UGI Corp.	136,516	3,140
	Black Hills Corp.	58,902	2,980
	DTE Energy Co.	7,565	751
	Duke Energy Corp.	2,788	246
	Southern Co.	3,517	228
	New Jersey Resources Corp.	3,939	160
			143,245
Total Common Stocks (Cost $1,819,229)			1,821,347
Temporary Cash Investments (2.8%)
Money Market Fund (1.7%)
[1]	Vanguard Market Liquidity Fund, 5.391%	316,754	31,672

	Face Amount ($000)	Market Value ($000)
Repurchase Agreement (1.1%)
BNP Paribas Securities Corp. 5.300%, 10/2/23 (Dated 9/29/23, Repurchase Value $20,609,000, collateralized by Fannie Mae 1.820%–6.859%, 10/1/28–4/1/50, Freddie Mac 2.500%, 2/1/51, Ginnie Mae 5.550%, 7/15/57, United States Treasury Bill 0.000%, 12/28/23–1/23/24, and United States Treasury Note/Bond 0.250%, 9/30/25, with a value of $21,012,000)	20,600	20,600
Total Temporary Cash Investments (Cost $52,274)		52,272
Total Investments (99.9%) (Cost $1,871,503)		1,873,619
Other Assets and Liabilities—Net (0.1%)		1,605
Net Assets (100%)		1,875,224
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2023	158	34,171	(1,294)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments and derivatives as of September 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,781,102	40,245	—	1,821,347
Temporary Cash Investments	31,672	20,600	—	52,272
Total	1,812,774	60,845	—	1,873,619
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	1,294	—	—	1,294
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.